Loans Receivable, Net - Summary of the Activity in Loans Classified as TDRs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Modifications [Line Items]
Beginning Balance	$ 6,461	$ 5,536	$ 3,284
New TDR		1,044	2,265
Loss on Foreclosure	0	0	0
Transferred to Non-accrual	0	0	0
Loan Paid off	(3,298)
Loan Amortization		(119)	(13)
Ending Balance	3,163	6,461	5,536
Multi-Family [Member]
Financing Receivable, Modifications [Line Items]
Beginning Balance	815
New TDR		816
Loss on Foreclosure	0	0
Transferred to Non-accrual	0	0
Loan Paid off	(815)
Loan Amortization		(1)
Ending Balance		815
Non-Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Beginning Balance	5,646	5,536	3,284
New TDR		228	2,265
Loss on Foreclosure	0	0	0
Transferred to Non-accrual	0	0	0
Loan Paid off	(2,483)
Loan Amortization		(118)	(13)
Ending Balance	$ 3,163	$ 5,646	$ 5,536